TRADE RECEIVABLES (Details 1) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 1.3	$ 5.3
Not due
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.7	0.7
Up to 30 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.3	0.6
31 to 60 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.2	0.0
61 to 90 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.0	0.8
More than 90 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.1	3.2
Overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 0.6	$ 4.6